LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND

                                  Annual Report

                                 August 31, 2002

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

                    LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND

                                  Annual Report

                                 August 31, 2002

[photo of seated woman smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.

                         POINT. CLICK. LIBERTY eDELIVERY

               To sign up for eDelivery, go to www.icsdelivery.com

PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:

Japan's economy continued to struggle during the past 12 months. No significant progress was made to eradicate problems that have lingered for more than a decade, although there were glimmers of improvement. In February, consumer confidence began to turn upward, industrial production rose and the yen began to strengthen against the US dollar. The Japanese stock market responded to these improvements and rose 20% during February and March. But the rebound was short lived. By the end of the period, key indicators were down, stocks fell to their lowest level in nearly two decades, and once again, hopes for a lasting economic recovery were diminished.

Staying the course with an investment that has experienced negative returns is never easy. However, we continue to believe that international diversification makes sense for long-term investors and we encourage you to speak with your financial advisor if you have questions about your portfolio. We also hope that you will read the report that follows, which contains more detailed information about the strategies employed by portfolio managers Jamie Chui and David R. Smith in managing the fund. As always, thank you for investing in Liberty Newport Japan Opportunities Fund.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President

NET ASSET VALUE PER SHARE as of 8/31/02 ($)
         Class A                   7.26
         Class B                   6.88
         Class C                   6.87
         Class J1                 33.22
         Class N1                 32.87
         Class Z                   7.31


1 Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars.

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There can be no assurance that trends described in this report will continue or come to pass.

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/3/96 - 8/31/02

PERFORMANCE OF A $10,000 INVESTMENT
6/3/96 - 8/31/02 ($)
                  without      with
                   sales       sales
                  charge      charge
----------------------------------------
 Class A           7,508       7,076
----------------------------------------
 Class B           7,107       7,107
----------------------------------------
 Class C           7,097       7,097
----------------------------------------
 Class J           7,316       7,096
----------------------------------------
 Class N           7,232       7,232
----------------------------------------
 Class Z           7,562        n/a
----------------------------------------


[mountain chart data]:

                Class A shares          Class A shares                    MSCI
          without sales charge       with sales charge             Japan Index

6/1996               $10,000.0                $9,425.0               $10,000.0
                      10,000.0                 9,425.0                10,048.0
                      10,350.0                 9,755.0                10,048.0
                      10,110.0                 9,529.0                 9,594.0
                       9,710.0                 9,151.0                 9,160.0
                       9,719.0                 9,160.0                 9,473.0
                       9,239.0                 8,708.0                 8,833.0
                       9,469.0                 8,925.0                 8,997.0
                       9,320.0                 8,784.0                 8,371.0
                       8,979.0                 8,463.0                 7,456.0
                       9,110.0                 8,586.0                 7,626.0
                       9,059.0                 8,539.0                 7,371.0
                       9,500.0                 8,954.0                 7,634.0
                      10,569.0                 9,962.0                 8,473.0
                      11,049.0                10,414.0                 9,101.0
                      11,469.0                10,810.0                 8,820.0
                      10,049.0                 9,471.0                 8,051.0
                      10,269.0                 9,679.0                 7,926.0
                       9,820.0                 9,255.0                 7,183.0
                       9,360.0                 8,822.0                 6,738.0
                       9,042.0                 8,522.0                 6,349.0
                       9,603.0                 9,051.0                 6,911.0
                       9,423.0                 8,881.0                 6,943.0
                       9,021.0                 8,503.0                 6,467.0
                       9,172.0                 8,645.0                 6,437.0
                       8,751.0                 8,248.0                 6,080.0
                       8,781.0                 8,276.0                 6,161.0
                       9,132.0                 8,607.0                 6,077.0
                       8,681.0                 8,182.0                 5,380.0
                       8,480.0                 7,993.0                 5,230.0
                       9,242.0                 8,710.0                 6,103.0
                       9,933.0                 9,362.0                 6,378.0
                      10,575.0                 9,967.0                 6,620.0
                      10,604.0                 9,995.0                 6,664.0
                      10,604.0                 9,995.0                 6,513.0
                      12,459.0                11,743.0                 7,413.0
                      13,421.0                12,649.0                 7,718.0
                      13,010.0                12,262.0                 7,279.0
                      15,406.0                14,520.0                 7,964.0
                      17,209.0                16,220.0                 8,755.0
                      18,583.0                17,514.0                 8,689.0
                      19,635.0                18,506.0                 9,212.0
                      20,826.0                19,629.0                 9,603.0
                      24,204.0                22,813.0                10,010.0
                      26,656.0                25,124.0                10,627.0
                      24,372.0                22,971.0                10,162.0
                      24,869.0                23,439.0                 9,895.0
                      23,939.0                22,563.0                10,706.0
                      21,509.0                20,272.0                 9,897.0
                      19,059.0                17,963.0                 9,389.0
                      19,805.0                18,666.0                10,031.0
                      16,887.0                15,916.0                 8,871.0
                      18,460.0                17,398.0                 9,441.0
                      17,561.0                16,551.0                 8,968.0
                      15,088.0                14,220.0                 8,445.0
                      14,344.0                13,519.0                 8,090.0
                      12,741.0                12,008.0                 7,594.0
                      12,761.0                12,027.0                 7,504.0
                      11,324.0                10,673.0                 7,165.0
                      10,983.0                10,352.0                 6,930.0
                      11,770.0                11,093.0                 7,399.0
                      12,007.0                11,317.0                 7,382.0
                      11,014.0                10,381.0                 6,941.0
                       9,846.0                 9,280.0                 6,424.0
                       9,256.0                 8,724.0                 6,263.0
                       8,698.0                 8,198.0                 5,660.0
                       9,039.0                 8,519.0                 5,649.0
                       9,008.0                 8,490.0                 5,710.0
                       8,242.0                 7,768.0                 5,324.0
                       7,322.0                 6,901.0                 4,908.0
                       7,415.0                 6,988.0                 5,110.0
                       7,745.0                 7,300.0                 5,505.0
                       8,263.0                 7,788.0                 5,697.0
                       8,728.0                 8,226.0                 6,052.0
                       8,355.0                 7,875.0                 5,735.0
                       7,601.0                 7,164.0                 5,337.0
8/2002                 7,508.0                 7,076.0                 5,279.0

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. The principal value and investment return will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that tracks the performance of Japanese stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from May 31, 1996.

Average annual total return as of 8/31/02 (%)
Share class                 A                 B                  C                 J                  N              Z
Inception                6/3/96            6/3/96             6/3/96            9/20/00            5/15/00        6/3/96
------------------------------------------------------------------------------------------------------------------------
                    without    with    without   with    without    with    without   with     without   with     without
                     sales     sales    sales    sales    sales     sales    sales    sales     sales    sales     sales
                    charge    charge   charge   charge   charge    charge   charge   charge    charge   charge    charge
------------------------------------------------------------------------------------------------------------------------
1-year              -18.88   -23.55    -19.63   -23.64   -19.84    -20.64   -18.98   -21.41    -19.40   -21.81    -18.78
------------------------------------------------------------------------------------------------------------------------
5-year               -5.67    -6.78     -6.51    -6.87    -6.52     -6.52    -5.97    -6.54     -6.18    -6.18     -5.57
------------------------------------------------------------------------------------------------------------------------
Life of fund         -4.49    -5.39     -5.32    -5.32    -5.34     -5.34    -4.88    -5.35     -5.06    -5.06     -4.38
------------------------------------------------------------------------------------------------------------------------

Average annual total return as of 6/30/02 (%)
Share class                A                 B                  C                 J                  N              Z
------------------------------------------------------------------------------------------------------------------------
                    without    with    without   with    without    with    without   with     without   with     without
                     sales     sales    sales    sales    sales     sales    sales    sales     sales    sales     sales
                    charge    charge   charge   charge   charge    charge   charge   charge    charge   charge    charge
------------------------------------------------------------------------------------------------------------------------
1-year              -24.13   -28.49    -25.10   -28.84   -25.29    -26.04   -24.58   -26.84    -24.94   -27.19    -24.35
------------------------------------------------------------------------------------------------------------------------
5-year               -5.44    -6.55     -6.28    -6.65    -6.32     -6.32    -5.77    -6.34     -5.96    -5.96     -5.34
------------------------------------------------------------------------------------------------------------------------
Life of fund         -2.91    -3.86     -3.76    -3.76    -3.80     -3.80    -3.32    -3.81     -3.49    -3.49     -2.79
------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. The principal value and investment return will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, the class C CDSC of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N.

Class J share performance includes returns of the fund's class N share for the periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older share class and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 8/31/02 (%)

Secom                              5.3
Canon                              4.8
Rohm                               4.6
Seven-Eleven Japan                 4.3
Yamada Denki                       4.2
Takeda Chemical Industries         4.1
Aeon Credit Service                4.0
Shimamura                          3.6
Sony                               3.4
Park24                             3.3

PORTFOLIO HOLDING BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO HOLD THESE SECURITIES IN THE FUTURE.

Bought
--------------------------------------------------------------------------------

KAO CORPORATION (2.5% of net assets) This high-quality consumer products company has been innovative in introducing new products and improving profitability. While its performance was lackluster during the fiscal year, it has outperformed the index and we believe its management, product line and cost-cutting moves could lead to strong growth over the long term.

Sold
--------------------------------------------------------------------------------

TAKEFUJI CORPORATION We sold our stake in this consumer finance company when it began increasing the average lending amount for individual customers. We believe lending more money to consumers in a poor economy could result in credit defaults and an erosion of corporate profits.

PORTFOLIO MANAGERS' REPORT

For the 12-month period that ended August 31, 2002, Liberty Newport Japan Opportunities Fund class A shares returned negative 18.88% without a sales charge. The fund underperformed its benchmark, the MSCI Japan Index, which returned negative 15.08%. Although the Japanese stock market rallied periodically, it ended down for the period as rising unemployment, an increase in corporate bankruptcies and a continuing global economic slowdown took their toll.

Consumer finance companies held back performance

At the beginning of the period, about 15.0% of the fund's assets were invested in credit card, leasing, mortgage and other consumer finance companies. As unemployment and bankruptcies rose, the prospects for defaults on consumer debt increased. Therefore, consumer finance companies became less attractive and we eliminated most of them from the portfolio. The fund's exposure to consumer finance companies was the biggest detractor from performance.

A focus on growth and high-quality management

In general, we sought companies that we believe have the potential for strong growth in a global economic recovery. We focused on stable growers with good management, restructuring plans and leadership in their market niches. About 26% of the portfolio was invested in the technology sector, with an emphasis on companies that excel at "miniaturization." We purchased stock in companies that manufacture some of the smallest components for a variety of technology products, an area in which Japan has a demonstrated advantage. Although the technology sector suffered, the fund's stock selection in the sector made a positive contribution to performance.

About 24% of the fund's net assets was invested in consumer discretionary stocks. In this area, we favored Don Quijote (2.3% of net assets)1, an innovative merchandiser with a diverse product line that includes consumer electronics as well as purses and umbrellas. Don Quijote's five-year average earnings growth rate is approximately 60%.

-------------
1  Holdings are disclosed as of August 31, 2002 and are subject to change.

At about 13.6% of net assets, the fund's consumer staples stocks, which are considered defensive because they have tended to perform well in virtually any economic environment, contributed to performance. The fund's investments in this area included food, beverage and supermarket stocks. Kao (2.5% of net assets), a home products company, is representative of companies that we believe have the potential to produce strong returns over the next few years.

Seeking new opportunities in restructured companies

As we analyze stocks for the portfolio, we are pleased to find a trend toward restructuring in Japan. We have uncovered companies that are committed to raising earnings by reducing costs, selling unprofitable assets and closing factories. While restructuring is occurring at a slower pace in Japan than most investors would like, we are encouraged that in many companies, management appears to understand the need to become more competitive in a global economy. Many of the companies that have restructuring programs are mid-sized entrepreneurial enterprises that produce interesting products for a variety of niche markets. In many cases, their stocks are selling at attractive valuations, and we believe these types of companies have the most potential for growth over the long term.

David R. Smith and Jamie Chui are the portfolio managers of Liberty Newport Japan Opportunities Fund. David R. Smith is a managing director of Newport Fund Management, Inc. Jamie Chui began co-managing the fund in August 2001.


TOP 5 SECTORS as of 8/31/02 (%)

[bar chart data]:

Information technology              25.8
Consumer discretionary              23.9
Consumer staples                    13.6
Industrials                         13.0
Financials                           6.6

Sectors are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single nation poses additional risks due to limited diversification.

INVESTMENT PORTFOLIO

August 31, 2002


COMMON STOCKS - 97.3%             SHARES          VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY - 23.9%
AUTOMOBILES & COMPONENTS - 3.8%
AUTO PARTS & EQUIPMENT - 1.4%
F.C.C. Co., Ltd.                  12,700   $    299,491
                                           ------------

AUTOMOBILE MANUFACTURERS - 2.4%
Honda Motor Co., Ltd.             12,400        524,260
                                           ------------

CONSUMER DURABLES & APPAREL - 7.2%
CONSUMER ELECTRONICS - 5.7%
Funai Electric Co., Ltd.           4,600        502,481
Sony Corp.                        16,800        731,512
                                           ------------
                                              1,233,993
                                           ------------

LEISURE PRODUCTS - 1.5%
Nintendo Co., Ltd.                 2,600        314,010
                                           ------------

HOTELS, RESTAURANTS & LEISURE - 1.4%
RESTAURANTS - 1.4%
Plenus Co., Ltd.                   7,500        293,721
                                           ------------

RETAILING - 11.5%
APPAREL RETAIL - 3.6%
Shimamura Co., Ltd.               11,300        776,587
                                           ------------

COMPUTER & ELECTRONICS RETAIL - 4.2%
Yamada Denki Co., Ltd.            12,700        909,168
                                           ------------

DEPARTMENT STORES - 1.3%
Marui Co., Ltd.                   23,000        270,999
                                           ------------

GENERAL MERCHANDISE STORES - 2.4%
Don Quijote Co., Ltd.              5,000        503,222
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES - 13.6%

FOOD & DRUG RETAILING - 8.0%
DRUG RETAIL - 0.5%
Sundrug Co., Ltd.                  2,300        107,702
                                           ------------

FOOD RETAIL - 7.5%
C Two-Network Co., Ltd.           18,000        557,881
Seven-Eleven Japan Co., Ltd.      25,000        915,906
Yaoko Co., Ltd.                    8,300        131,349
                                           ------------
                                              1,605,136
                                           ------------

FOOD, BEVERAGES & TOBACCO - 3.1%
PACKAGED FOODS - 1.8%
Katokichi Co., Ltd.               23,300        384,621
                                           ------------

SOFT DRINKS - 1.3%
Ito En Ltd.                        7,800        284,449
                                           ------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
HOUSEHOLD PRODUCTS - 2.5%
Kao Corp.                         23,000        525,919
                                           ------------



                                   SHARES         VALUE
-------------------------------------------------------
ENERGY - 1.3%
OIL & GAS REFINING & MARKETING - 1.3%
Tokyo Gas Co., Ltd.               97,000   $    276,128
                                           ------------

-------------------------------------------------------
FINANCIALS - 6.6%
DIVERSIFIED FINANCIALS - 6.1%
CONSUMER FINANCE - 6.1%
Aeon Credit Service Co., Ltd.     15,400        862,509
Aiful Corp.                        6,750        443,425
                                           ------------
                                              1,305,934
                                           ------------

REAL ESTATE - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Goldcrest Co., Ltd.                4,037        105,400
                                           ------------

-------------------------------------------------------
HEALTH CARE - 6.3%
PHARMACEUTICALS & BIOTECHNOLOGY - 6.3%
PHARMACEUTICALS - 6.3%
Fujisawa Pharmaceutical Co., Ltd.  22,000       466,922
Takeda Chemical Industries Ltd.   21,000        886,091
                                           ------------
                                              1,353,013
                                           ------------

-------------------------------------------------------
INDUSTRIALS - 13.0%
CAPITAL GOODS - 2.0%
INDUSTRIAL MACHINERY - 2.0%
Union Tool Co.                    12,100        424,955
                                           ------------

COMMERCIAL SERVICES & SUPPLIES - 9.7%
DIVERSIFIED COMMERCIAL SERVICES - 9.7%
Bellsystem24, Inc.                   920        197,970
Park24 Co., Ltd.                  39,100        714,592
Secom Co., Ltd.                   24,500      1,128,690
TAC Co., Ltd.                      3,000         51,796
                                           ------------
                                              2,093,048
                                           ------------

TRANSPORTATION - 1.3%
AIR FREIGHT & COURIERS - 1.3%
Yamato Transport Co., Ltd.        16,000        271,529
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 25.8%
SOFTWARE & SERVICES - 0.9%
APPLICATION SOFTWARE - 0.9%
Hitachi Software Engineering
   Co., Ltd.                       6,200        197,903
                                           ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 24.9%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 11.2%
Hirose Electric Co., Ltd.          8,300        629,132
Keyence Corp.                      3,960        690,045
Mabuchi Motor Co., Ltd.            2,700        240,359
Murata Manufacturing Co., Ltd.     7,400        418,815
Nidec Corp.                        3,600        197,078
SMC Corp.                          2,200        219,750
                                           ------------
                                              2,395,179
                                           ------------



See notes to investment portfolio.

August 31, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
NETWORKING EQUIPMENT - 2.0%
Net One Systems Co., Ltd.             84     $  435,794
                                           ------------

OFFICE ELECTRONICS - 7.0%
Canon, Inc.                       30,000      1,025,814
Ricoh Co., Ltd.                   27,000        482,082
                                           ------------
                                              1,507,896
                                           ------------

SEMICONDUCTORS - 4.7%
Rohm Co., Ltd.                     7,300        994,770
                                           ------------

-------------------------------------------------------
MATERIALS - 3.4%
CHEMICALS - 3.4%
DIVERSIFIED CHEMICALS - 3.4%
Nitto Denko Corp.                  7,800        206,931
Shin-Etsu Chemical Co., Ltd.      14,400        519,072
                                           ------------
                                                726,003
                                           ------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
INTEGRATED TELECOMMUNICATION SERVICES - 2.3%
KDDI Corp.                            84        241,951
Japan Telecom Holdings Co., Ltd.      85        251,274
                                           ------------
                                                493,225
                                           ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
NTT DoCoMo, Inc.                     117        248,318
                                           ------------

TOTAL COMMON STOCKS
   (cost of $25,042,279)                     20,862,373
                                           ------------

SHORT-TERM OBLIGATION - 1.8%          PAR
-------------------------------------------------------
Repurchase agreement with
   SBC Warburg Ltd., dated
   08/31/02, due 09/03/02 at 1.820%
   collateralized by U.S. Treasury
   Bonds and/or Notes with various
   maturities to 02/15/29, market
   value $412,120 (repurchase
   proceeds $403,081)
   (cost of $403,000)           $403,000        403,000
                                           ------------

TOTAL INVESTMENTS - 99.1%
   (cost of $25,445,279)(a)                  21,265,373
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.9%          186,244
-------------------------------------------------------
NET ASSETS - 100.0%                        $ 21,451,617
                                           ============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Cost for federal income tax purposes is $26,021,272.



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002


ASSETS:

Investments, at cost                       $ 25,445,279
                                           ------------
Investments, at value                      $ 21,265,373
Cash                                                434
Foreign currency (cost of $455,988)             458,348
Receivable for:
   Investments sold                           1,476,791
   Fund shares sold                             519,187
   Interest                                          41
   Dividends                                     10,241
Deferred Trustees' compensation plan              2,204
                                           ------------
     Total Assets                            23,732,619
                                           ------------
LIABILITIES:
Due to Advisor/Administrator                      6,552
Payable for:
   Investments purchased                        108,248
   Fund shares repurchased                       95,868
   Management fee                                19,341
   Administration fee                             5,326
   Transfer agent fee                            13,839
   Pricing and bookkeeping fees                     887
   Trustees' fee                                     99
   Audit fee                                     22,000
Deferred Trustees' fee                            2,204
Other liabilities                                 6,638
Notes payable                                 2,000,000
                                           ------------
     Total Liabilities                        2,281,002
                                           ------------
NET ASSETS                                 $ 21,451,617
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $ 56,179,313
Accumulated net investment loss                (601,704)
Accumulated net realized loss               (29,942,625)
Net unrealized depreciation on:
   Investments                               (4,179,906)
   Foreign currency translations                 (3,461)
                                           ------------
NET ASSETS                                 $ 21,451,617
                                           ============



CLASS A:
Net assets                                 $  4,384,560
Shares outstanding                              604,339
                                           ------------
Net asset value per share                  $       7.26(a)
                                           ============
Maximum offering price per share
   ($7.26/0.9425)                          $       7.70(b)
                                           ============
CLASS B:
Net assets                                 $  5,968,730
Shares outstanding                              868,132
                                           ------------
Net asset value and offering price
   per share                               $       6.88(a)
                                           ============
CLASS C:
Net assets                                 $  1,779,816
Shares outstanding                              259,151
                                           ------------
Net asset value and offering price
   per share                               $       6.87(a)
                                           ============
CLASS J:
Net assets                                 $      3,023
Shares outstanding                                   91
                                           ------------
Net asset value and redemption
   price per share                         $      33.22
                                           ============
Maximum offering price per share
   ($33.22/0.9700)                         $      34.25(c)
                                           ============
CLASS N:
Net assets                                 $  7,331,568
Shares outstanding                              223,047
                                           ------------
Net asset value and offering price
   per share                               $      32.87(a)
                                           ============
CLASS Z:
Net assets                                 $  1,983,920
Shares outstanding                              271,277
                                           ------------
Net asset value, offering and
   redemption price per share              $       7.31
                                           ============


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of $10,000 or more the offering price is reduced.


See notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002


INVESTMENT INCOME:
Dividends                                   $   135,191
Interest                                         19,881
                                           ------------
   Total Investment Income (net of
     foreign taxes withheld of $24,097)         155,072
                                           ------------
EXPENSES:
Management fee                                  272,566
Administration fee                               71,965
Distribution fee:
   Class B                                       54,482
   Class C                                       19,162
   Class J                                            8
   Class N                                       72,160
Service fee:
   Class A                                       17,212
   Class B                                       18,161
   Class C                                        6,433
   Class J                                            9
   Class N                                       24,052
Agency fee:
   Class J                                            3
   Class N                                        9,620
Pricing and bookkeeping fees                     14,725
Transfer agent fee                              130,539
Trustees' fee                                     8,354
Custody fee                                      12,700
Registration fee                                 65,408
Other expenses                                   43,287
                                           ------------
   Total Operating Expenses                     840,846
Fees and expenses waived or reimbursed
   by Advisor/Administrator                    (118,855)
Custody earnings credit                             (43)
                                           ------------
   Net Operating Expenses                       721,948
Interest expense                                  2,584
                                           ------------
   Net Expenses                                 724,532
                                           ------------
Net Investment Loss                            (569,460)
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                              (16,177,370)
   Foreign currency transactions                (23,796)
                                           ------------
     Net realized loss                      (16,201,166)
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               11,693,254
   Foreign currency translations                 (8,117)
                                           ------------
     Net change in unrealized
      appreciation/depreciation              11,685,137
                                           ------------
Net Loss                                     (4,516,029)
                                           ------------
Net Decrease in Net Assets
   from Operations                         $ (5,085,489)
                                           ============



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                     YEAR ENDED
                                     AUGUST 31,
INCREASE (DECREASE)               ------------------
IN NET ASSETS:                    2002       2001(a)
-------------------------------------------------------
OPERATIONS:
Net investment loss            $ (569,460) $(1,220,318)
Net realized loss on
   investments and foreign
   currency transactions      (16,201,166) (10,968,359)
Net change in unrealized
   appreciation/depreciation on
   investments and foreign
   currency translations       11,685,137  (29,951,703)
                             ------------  -----------
Net Decrease from Operations   (5,085,489) (42,140,380)
                             ------------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               53,717,678   27,075,986
   Redemptions                (56,627,716) (31,148,496)
                             ------------  -----------
     Net Decrease              (2,910,038)  (4,072,510)
                             ------------  -----------
Class B:
   Subscriptions                2,711,804    2,391,736
   Redemptions                 (4,252,391)  (9,547,329)
                             ------------  -----------
     Net Decrease              (1,540,587)  (7,155,593)
                             ------------  -----------
Class C:
   Subscriptions               16,869,944    6,280,823
   Redemptions                (18,103,293)  (9,702,797)
                             ------------  -----------
     Net Decrease              (1,233,349)  (3,421,974)
                             ------------  -----------
Class J:
   Subscriptions                       --        7,320
                             ------------  -----------
Class N:
   Subscriptions                   76,471    4,420,652
   Redemptions                 (3,367,244)  (9,662,725)
                             ------------  -----------
     Net Decrease              (3,290,773)  (5,242,073)
                             ------------  -----------
Class Z:
   Subscriptions               11,593,223    3,205,127
   Redemptions                (12,081,578)  (3,120,783)
                             ------------  -----------
     Net Increase (Decrease)     (488,355)      84,344
                             ------------  -----------
Net Decrease from Share
   Transactions                (9,463,102) (19,800,486)
                             ------------  -----------
Total Decrease in Net Assets  (14,548,591) (61,940,866)

NET ASSETS:
Beginning of period            36,000,208   97,941,074
                             ------------  -----------
End of period (including
  accumulated net investment
  loss of $(601,704) and
  $(1,473,573), respectively) $21,451,617  $36,000,208
                             ============  ===========



                                     YEAR ENDED
                                     AUGUST 31,
                                  -----------------
                                  2002       2001(a)
------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                6,768,357    2,337,502
   Redemptions                 (7,059,212)  (2,643,785)
                             ------------  -----------
     Net Decrease                (290,855)    (306,283)
                             ------------  -----------
Class B:
   Subscriptions                  360,078      200,463
   Redemptions                   (555,891)    (757,438)
                             ------------  -----------
     Net Decrease                (195,813)    (556,975)
                             ------------  -----------
Class C:
   Subscriptions                2,251,428      599,838
   Redemptions                 (2,388,615)    (849,452)
                             ------------  -----------
     Net Decrease                (137,187)    (249,614)
                             ------------  -----------
Class J:
   Subscriptions                       --           91
                             ------------  -----------
Class N:
   Subscriptions                    1,940       66,399
   Redemptions                    (91,260)    (142,680)
                             ------------  -----------
     Net Decrease                 (89,320)     (76,281)
                             ------------  -----------
Class Z:
   Subscriptions                1,462,193      298,948
   Redemptions                 (1,495,715)    (287,085)
                             ------------  -----------
     Net Increase (Decrease)      (33,522)      11,863
                             ------------  -----------


(a)  Class J shares were initially offered on September 20, 2000.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2002



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Japan Opportunities Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J shares are sold with a front-end sales charge. Class N shares are subject to a contingent deferred sales charge. Class J and Class N shares are subject to an annual distribution fee and are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B, Class C, Class J and Class N class specific expenses), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.Class A, Class B, Class C, Class J and Class N net investment income per share data reflects the service fee per share applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C and Class N shares and the agency fee applicable to Class J and Class N shares only.

Class A, Class B, Class C, Class J and Class N ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C and Class N shares and the agency fee applicable to Class J and Class N shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is mark-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, permanent loss of net operating losses, capital loss carryforwards, post-October losses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2002 permanent items identified and reclassified among the components of net assets are as follows:

      Accumulated       Accumulated
    Net Investment     Net Realized         Paid-In
         Loss              Loss             Capital
      ----------        ----------        ----------
      $1,441,329        $(737,799)        $(703,530)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                       Unrealized
                      Depreciation*
                      -------------
                      $(4,759,360)

---------------
* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   Year of Expiration       Capital Loss Carryforward
     ---------------         -----------------------
          2006                        $ 68,392
          2007                       1,707,149
          2008                         130,554
          2009                         845,766
          2010                      12,194,062
                                  ------------
                                   $14,945,923
                                  ============

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2002, for federal income tax purposes, post-October losses of $14,996,702 and $22,314 attributable to security transactions and foreign currency losses, respectively, were deferred to September 1, 2002.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE, AGENCY AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. During the year ended August 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $3,179 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $10, $37,134 and $8,594 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class J and Class N shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C and Class N shares and 0.25% annually of the average daily net assets attributable to Class J shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Class J and Class N shares pay an annual agency fee of 0.10% of the Class J and Class N average daily net assets, to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, agency fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $43 of custody fees were reduced by balance credits for the year ended August 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended August 31, 2002, purchases and sales of investments, other than short-term obligations, were $8,910,924 and $16,934,418, respectively.

Unrealized appreciation (depreciation) at August 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 3,200,716
     Gross unrealized depreciation         (7,956,615)
                                          -----------
       Net unrealized depreciation        $(4,755,899)
                                          ===========

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended August 31, 2002, the average daily loan balance outstanding on days where borrowing existed was $1,650,000 at a weighted average interest rate of 2.30%. At August 31, 2002, the balance outstanding was $2,000,000 at an interest rate of 2.32%.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------------------------------
CLASS A SHARES                              2002 (a)         2001 (a)         2000 (a)         1999 (a)         1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 8.95          $ 17.85          $ 18.54           $ 8.66          $ 10.05
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.12)           (0.20)           (0.28)           (0.13)           (0.10)
Net realized and unrealized
   gain (loss) on investments and
   foreign currency                           (1.57)           (8.70)            0.28            10.01            (1.29)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (1.69)           (8.90)              --             9.88            (1.39)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.69)              --               --
In excess of net investment income               --               --               --(c)            --               --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
     Shareholders                                --               --            (0.69)              --               --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 7.26           $ 8.95          $ 17.85          $ 18.54           $ 8.66
=======================================================================================================================
Total return (d)(e)                          (18.88)%         (49.86)%          (0.68)%         114.09%          (13.26)%
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                   2.00%            2.00%            1.93%            2.00%            2.00%
Net investment loss (f)                       (1.46)%          (1.58)%          (1.28)%          (1.03)%          (1.12)%
Waiver/reimbursement                           0.41%            0.15%              --%            0.46%            0.72%
Portfolio turnover rate                          33%              11%              15%              27%              24%
Net assets, end of period (000's)           $ 4,385          $ 8,011         $ 21,452         $ 17,091          $ 2,887


(a) For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------------------------------
CLASS B SHARES                              2002 (a)         2001 (a)         2000 (a)         1999 (a)         1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 8.56          $ 17.29          $ 18.11           $ 8.52           $ 9.95
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.17)           (0.29)           (0.43)           (0.22)           (0.17)
Net realized and unrealized
   gain (loss) on investments and
   foreign currency                           (1.51)           (8.44)            0.26             9.81            (1.26)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (1.68)           (8.73)           (0.17)            9.59            (1.43)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.65)              --               --
In excess of net investment income               --               --               --(c)            --               --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
     Shareholders                                --               --            (0.65)              --               --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 6.88           $ 8.56          $ 17.29          $ 18.11           $ 8.52
=======================================================================================================================
Total return (d)(e)                          (19.63)%         (50.49)%          (1.62)%         112.56%          (14.16)%
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                   2.75%            2.75%            2.68%            2.75%            2.75%
Net investment loss (f)                       (2.21)%          (2.33)%          (2.03)%          (1.78)%          (1.87)%
Waiver/reimbursement                           0.41%            0.15%              --%            0.46%            0.72%
Portfolio turnover rate                          33%              11%              15%              27%              24%
Net assets, end of period (000's)           $ 5,969          $ 9,109         $ 28,021         $ 21,333          $ 6,028


(a) For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------------------------------
CLASS C SHARES                              2002 (a)         2001 (a)         2000 (a)         1999 (a)         1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 8.57          $ 17.28          $ 18.10           $ 8.51           $ 9.94
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.17)           (0.29)           (0.43)           (0.22)           (0.17)
Net realized and unrealized
   gain (loss) on investments and
   foreign currency                           (1.53)           (8.42)            0.26             9.81            (1.26)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (1.70)           (8.71)           (0.17)            9.59            (1.43)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.65)              --               --
In excess of net investment income               --               --               --(c)            --               --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
     Shareholders                                --               --            (0.65)              --               --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 6.87           $ 8.57          $ 17.28          $ 18.10           $ 8.51
=======================================================================================================================
Total return (d)(e)                          (19.84)%         (50.41)%          (1.62)%         112.69%          (14.18)%
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                   2.75%            2.75%            2.68%            2.75%            2.75%
Net investment loss (f)                       (2.21)%          (2.33)%          (2.03)%          (1.78)%          (1.87)%
Waiver/reimbursement                           0.41%            0.15%              --%            0.46%            0.72%
Portfolio turnover rate                          33%              11%              15%              27%              24%
Net assets, end of period (000's)           $ 1,780          $ 3,395         $ 11,161          $ 8,167          $ 1,862


(a) For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                                               PERIOD
                                                                                            YEAR ENDED          ENDED
                                                                                            AUGUST 31,       AUGUST 31,
CLASS J SHARES                                                                                 2002           2001 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $ 41.00          $ 80.68
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                                          (0.66)           (1.08)
Net realized and unrealized loss on investments and foreign currency                             (7.12)          (38.60)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                                              (7.78)          (39.68)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $ 33.22          $ 41.00
=======================================================================================================================
Total return (c)(d)                                                                             (18.98)%         (49.18)%(e)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                                                      2.35%            2.35%(g)
Net investment loss (f)                                                                          (1.81)%          (1.93)%(g)
Waiver/reimbursement                                                                              0.41%            0.15%(g)
Portfolio turnover rate                                                                             33%              11%
Net assets, end of period (000's)                                                              $     3          $     4


(a) Class J shares were initially offered on September 20, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no initial sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED
                                                                                    AUGUST 31,               PERIOD ENDED
                                                                              -----------------------         AUGUST 31,
CLASS N SHARES                                                                  2002             2001           2000 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 40.78          $ 82.43          $ 91.37
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                         (0.84)           (1.40)           (0.16)
Net realized and unrealized loss on investments and foreign currency            (7.07)          (40.25)           (8.78)
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (7.91)          (41.65)           (8.94)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 32.87          $ 40.78          $ 82.43
=======================================================================================================================
Total return (c)(d)                                                            (19.40)%         (50.53)%          (9.78)%(e)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                                     2.85%            2.85%            2.78%(g)
Net investment loss (f)                                                         (2.31)%          (2.43)%          (2.55)%(g)
Waiver/reimbursement                                                             0.41%            0.15%              --%
Portfolio turnover rate                                                            33%              11%              15%
Net assets, end of period (000's)                                             $ 7,332         $ 12,738         $ 32,035


(a) Class N shares were initially offered on May 15, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------------------------------
CLASS Z SHARES                              2002 (a)         2001 (a)         2000 (a)         1999 (a)         1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 9.00          $ 18.00          $ 18.70           $ 8.71          $ 10.07
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.10)           (0.17)           (0.22)           (0.10)           (0.08)
Net realized and unrealized
   gain (loss) on investments
   and foreign currency                       (1.59)           (8.83)            0.23            10.09            (1.28)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations           (1.69)           (9.00)            0.01             9.99            (1.36)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                       --               --            (0.71)              --               --
In excess of net investment income               --               --               --(c)            --               --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
     Shareholders                                --               --               (0.71)           --               --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 7.31           $ 9.00          $ 18.00          $ 18.70           $ 8.71
=======================================================================================================================
Total return (d)(e)                          (18.78)%         (50.00)%          (0.66)%         114.70%          (13.30)%
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                   1.75%            1.75%            1.68%            1.75%            1.75%
Net investment loss (f)                       (1.21)%          (1.33)%          (1.03)%          (0.78)%          (0.87)%
Waiver/reimbursement                           0.41%            0.15%              --%            0.46%            0.72%
Portfolio turnover rate                          33%              11%              15%              27%              24%
Net assets, end of period (000's)           $ 1,984          $ 2,744          $ 5,272          $ 2,971          $ 1,444


(a) For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of Liberty Funds Trust II and the Shareholders of
Liberty Newport Japan Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Liberty Newport Japan Opportunities Fund (one of the series constituting the Liberty Funds Trust II, the "Trust"), including the Investment Portfolio, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 1999 were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Newport Japan Opportunities Fund, a series of Liberty Funds Trust II, at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 16, 2002

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         81                  None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  83                  None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        81                  None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Professor of Economics, University of Washington,      81                  None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          83      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               81                  None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      81    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly              (business products
One Financial Center                                 Chief Executive Officer and Chairman of the              and services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                     International (network
                                                     Corporation)                                                  support equipment
                                                                                                            distributor), Jones Lang
                                                                                                                LaSalle (real estate
                                                                                                            management services) and
                                                                                                         MONY Group (life insurance)



21


TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                              portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                         by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs       81  Chairman of the Board
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education               of Directors, Enesco
One Financial Center                                 Industry from 1994 to 1997, and President,               Group, Inc. (designer,
Boston, MA 02111                                     Applications Solutions Division from 1991 to                 importer and
                                                     1994, IBM Corporation [global education and             distributor of giftware
                                                     global applications])                                       and collectibles)





INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners         83 Lee Enterprises (print
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                 and online media), WR
One Financial Center                                 (formerly Founding Partner, Development Capital             Hambrecht + Co.
Boston, MA 02111                                     LLC from November 1996 to February 1999;                 (financial service and
                                                     Dean and Professor, College of Business and                 provider), First
                                                     Management, University of Maryland from                  Health (health care)
                                                     October 1992 to November 1996)                           Systech Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                   81           None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of
                                                     the advisor since September 2000; Trustee and
                                                     Chairman of the Board of Stein Roe Mutual Funds
                                                     since October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000 (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)

*  Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)     President    2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group since 2001;
590 Madison Avenue, 36th Floor                      President, Chief Executive Officer and Chief Investment Officer of Fleet
Mail Stop NY EH 30636A                              Investment Advisors Inc. since 2000 (formerly Managing Director and Head of U.S.
New York, NY 10022                                  Equity, J.P. Morgan Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                          Controller                Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                    Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                    1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton       Treasurer     2000       Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
(age 38)                                            (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
One Financial Center                                February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
Boston, MA 02111                                    (formerly Controller from May 2000 to February 2001); Senior Vice President of
                                                    LFG since January 2001 (formerly Vice President from April 2000 to January 2001;
                                                    Vice President of Colonial Management Associates, Inc. from February 1998 to
                                                    October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from April 1996 to
                                                    January 1998)

Jean S. Loewenberg         Secretary     2002       Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
(age 57)                                            Senior Vice President and Group Senior Counsel, Fleet National Bank since
One Financial Center                                November 1996
Boston, MA 02111


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport Japan Opportunities Fund

Liberty Newport Japan Opportunities Fund  ANNUAL REPORT, AUGUST 31, 2002

[logo]:LIBERTY FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621


PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20



734-02/995K-0802 (10/08) 02/2103